Employees	12 Months Ended
Dec. 31, 2010
Employees [Abstract]
EMPLOYEES

3.	EMPLOYEES

The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2010	2009	2008

Global	3,810	3,657	3,510

North America	6,577	6,962	5,608
International	6,714	6,514	6,348

Total Retail	13,291	13,476	11,956

Total average number of employees for the year	17,101	17,133	15,466

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2010	2009	2008
	(millions)

Salaries and other compensation awards including amortization of cash retention awards of $119 million, $88 million and $58 million (see below)	$1,623	$1,570	$1,446
Share-based compensation	47	39	40
Severance costs	15	24	26
Social security costs	119	117	109
Retirement benefits — defined benefit plan expense (income)	35	42	(19)
Retirement benefits — defined contribution plan expense	34	35	36

Total salaries and benefits expense	$1,873	$1,827	$1,638

Severance Costs

The Company incurred severance costs of $15 million in the year ended December 31, 2010 (2009: $24 million; 2008: $26 million) relating to approximately 550 positions (2009: 450 positions; 2008: 100 positions) that have been, or are in the process of being, eliminated as part of the Company’s continuing focus on managing expense. Severance costs for these employees were recognized pursuant to the terms of their existing benefit arrangements or employment agreements.

Cash Retention Awards

The Company makes annual cash retention awards to its employees. Employees must repay a proportionate amount of these awards if they voluntarily leave the Company’s employ (other than in the event of retirement or permanent disability) before a certain time period, currently up to three years. The Company makes cash payments to its employees in the year it grants these retention awards and recognizes these payments ratably over the period they are subject to repayment, beginning in the quarter in which the award is made. The unamortized portion of cash retention awards is recorded within other assets.

The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2010, 2009 and 2008:

	Years ended December 31,
	2010	2009	2008
	(millions)

Cash retention awards made	$196	$148	$74
Amortization of cash retention awards included in salaries and benefits	119	88	58

Unamortized cash retention awards totaled $173 million as of December 31, 2010 (2009: $98 million; 2008: $41 million).